Associated Liabilities Collateralized by Pledged Assets (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 878	¥ 259
Call money and funds purchased	1,708	1,580
Payables under repurchase agreements	6,884	7,726
Payables under securities lending transactions	6,237	11,092
Other short-term borrowings	405	5,626
Long-term debt	5,632	321
Total	¥ 21,744	¥ 26,604